Income Taxes	6 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

12.    Income Taxes

The Company is subject to U.S. federal, state, and local corporate income taxes. The Company’s income tax expense was not material for the three and six months ended December 31, 2022 and 2021. The Company does not expect any material changes in tax position for the remainder of the fiscal year.